Apr. 30, 2025
(Fidelity Treasury Digital Fund)
Investment Objective
Fidelity® Treasury Digital Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)	None

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fee	0.25%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%A
Total annual operating expenses	0.25%
Fee waiver and/or expense reimbursement	0.05%B
Total annual operating expenses after fee waiver and/or expense reimbursement	0.20%

A	Based on estimated amounts for the current fiscal year.
B
Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse OnChain shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.20% (the Expense Cap). If at any time during the current fiscal year expenses for OnChain shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through August 31, 2027. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$20
3 years	$70
5 years	$130
10 years	$308

Principal Investment Strategies
• Normally investing at least 99.5% of total assets in cash and U.S. Treasury securities.
• Normally investing in securities whose interest is exempt from state and local income taxes.
• Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
In addition, the fund normally invests at least 80% of its assets in U.S. Treasury securities.
Treasury securities are high-quality securities issued or guaranteed by the U.S. Treasury. Treasury securities are backed by the full faith and credit of the U.S. Treasury. Treasury securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security.
Use of Blockchain
The fund’s transfer agent maintains the official record of share ownership of the OnChain class in book-entry form. Ownership of the OnChain class will also be recorded – or digitized – on a public blockchain. Although the secondary recording of the OnChain class on a blockchain will not represent the official record of ownership, the transfer agent will reconcile the secondary blockchain transactions with the official records of the OnChain class on at least a daily basis during business days under normal conditions. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation and the ownership of the shares at any given time.
A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, hence the name blockchain.
The secondary recording of OnChain class shares on a blockchain will not affect the fund’s investments or its investment strategies. The fund will invest, consistent with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), at least 99.5% of total assets in cash and U.S. Treasury securities. The fund will not invest in any crypto assets.
For more information regarding the use of blockchain technology for the OnChain class, see “Use of Blockchain” in the Fund Basics section of this prospectus. More detailed information about blockchain technology and the public blockchain network(s) used by the fund’s transfer agent, including the regulatory, operational and technological risks associated with distributed ledger technology, as well as detailed information about the fund and its policies and risks, can be found in the fund’s Statement of Additional Information (SAI).

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.